Business Combinations - Schedule Of Recapitalization (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 29, 2021	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Cash - STPC trust and working capital cash	$ 95,318
Cash - PIPE Financing	225,000
Non-cash net assets assumed from STPC	642
Less: fair value of assumed common stock Public Warrants and Private Placement Warrants	(50,850)
Less: transaction costs allocated to equity	(36,770)
Net impact on total stockholders' equity	233,340
Less: cash payments for transaction costs at Closing	(34,940)
Less: non-cash net assets assumed from STPC	(642)
Add: transaction costs allocated to equity	36,770
Add: fair value of assumed common stock Public Warrants and Private Placement Warrants	50,850
Net impact on net cash provided by financing activities	285,378
Less: transaction costs included in net cash used in operating activities(a)	(11,693)
Total net increase in cash and cash equivalents	$ 273,685
Transaction costs		$ 3,926